Selected Statement of Operations Data - Financial Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest:
In respect of bank deposits and marketable securities	$ 1,074	$ 1,465	$ 3,042
Other		39	58
Income	1,074	1,504	3,100
Interest:
Bank loan		1,227	3,411
Term loans	7,184
Costs relating to factoring of letters of credits and promissory notes	227	71	122
Net loss from sale of marketable securities	339
Marketable securities and bonds premium/discount amortization	656	554	588
Foreign currency translation adjustments			860
Non-Dollar transaction losses - net	1,159	168	2,545
Bank charges and other	895	675	694
Expenses	10,120	2,695	8,220
Income (Expense)	$ (9,046)	$ (1,191)	$ (5,120)